UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $1,481,814 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    34679   284160 SH       SOLE                   284160        0        0
BAXTER INTL INC                COM              071813109    95173  1689255 SH       SOLE                  1689255        0        0
BOYD GAMING CORP               COM              103304101    55012  1118365 SH       SOLE                  1118365        0        0
BURGER KING HLDGS INC          COM              121208201    92324  3505069 SH       SOLE                  3505069        0        0
CABOT CORP                     COM              127055101    43678   916065 SH       SOLE                   916065        0        0
CARMAX INC                     COM              143130102    18119   710540 SH       SOLE                   710540        0        0
COMMERCIAL METALS CO           COM              201723103    44947  1330975 SH       SOLE                  1330975        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105    63051  5675166 SH       SOLE                  5675166        0        0
DST SYS INC DEL                COM              233326107   124065  1566283 SH       SOLE                  1566283        0        0
DYNCORP INTL INC               CL A             26817c101    13842   629485 SH       SOLE                   629485        0        0
EAGLE MATERIALS INC            COM              26969p108   108864  2219459 SH       SOLE                  2219459        0        0
EASTMAN KODAK CO               COM              277461109    24751   889365 SH       SOLE                   889365        0        0
FLOWSERVE CORP                 COM              34354p105    68715   959700 SH       SOLE                   959700        0        0
GAFISA S A                     SPONS ADR        362607301    46812  1500387 SH       SOLE                  1500387        0        0
GARTNER INC                    COM              366651107    25552  1039112 SH       SOLE                  1039112        0        0
HEALTHSOUTH CORP               COM NEW          421924309    61208  3379807 SH       SOLE                  3379807        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    43338  1154448 SH       SOLE                  1154448        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    62247   736649 SH       SOLE                   736649        0        0
MANNKIND CORP                  COM              56400p201    13362  1083700 SH       SOLE                  1083700        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    28084   850000 SH       SOLE                   850000        0        0
NINTENDO CO LTD                COM              6639550      61437   167800 SH       SOLE                   167800        0        0
PRICELINE COM INC              COM NEW          741503403    37552   546286 SH       SOLE                   546286        0        0
SEAGATE TECHNOLOGY             SHS              g7945j104    36509  1677050 SH       SOLE                  1677050        0        0
SEARS HLDGS CORP               COM              812350106    94322   556471 SH       SOLE                   556471        0        0
SHIRE PLC                      SPONSORED ADR    82481r106    51957   700887 SH       SOLE                   700887        0        0
TENNECO INC                    COM              880349105    66677  1902875 SH       SOLE                  1902875        0        0
THERAVANCE INC                 COM              88338t104    15043   470079 SH       SOLE                   470079        0        0
UAL CORP                       COM NEW          902549807    32264   794880 SH       SOLE                   794880        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    18230  1548830 SH       SOLE                  1548830        0        0